Stock Option Plans (Details Textual) (USD $)	3 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2015	Jun. 09, 2005	Dec. 31, 2005	Feb. 28, 2015	Sep. 30, 2013	Dec. 31, 2009	Mar. 31, 2014
Stock Option Plans [Textual]
Stock issued under stock option plan	14,000,000
Increased in number of shares under plan	24,000,000
Stock Option Vesting Period Description	Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date.
Stock Option Plan [Member]
Stock Option Plans [Textual]
Stock issued under stock option plan			2,000,000
Increased in number of shares under plan		4,000,000
Stock Option Plan One [Member]
Stock Option Plans [Textual]
Stock issued under stock option plan						4,000,000
Increased in number of shares under plan				20,000,000	10,000,000
Option [Member]
Stock Option Plans [Textual]
Weighted-average grant-date fair value	0.53						$ 0.27
Aggregate intrinsic value of options outstanding and options exercisable	0.24
Unamortized compensation cost related to unvested stock option	1,095,825